Significant Accounting Policies - Additional Information (Detail) $ in Millions		12 Months Ended
	Mar. 18, 2022 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)	Jan. 01, 2020 SGD ($)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Net loss		$ (187,413,000)	$ (14,408,000)	$ (38,515,000)
Net current asset position		45,771,000
Deferred Revenue		$ 47,318,000	34,487,000		$ 32,065,000
Useful life of intangible assets		10 years
Net Current Liability		$ 1,547,000	$ 171,642,000
Brand names [member] | Bottom of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life of intangible assets		3 years
Brand names [member] | Top of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life of intangible assets		20 years
Trademark [Member] | Bottom of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life of intangible assets		3 years
Trademark [Member] | Top of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life of intangible assets		20 years
Domain Name [Member] | Bottom of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life of intangible assets		3 years
Domain Name [Member] | Top of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life of intangible assets		20 years
Computer software [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life of intangible assets		3 years
Computer software [member] | Bottom of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life of intangible assets		3 years
Computer software [member] | Top of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life of intangible assets		5 years
Bridgetown 2 Holdings Limited [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Revenue of acquire since acquisition date	$ 254
Bridgetown 2 Holdings Limited [Member] | Major Contributions Of Acquiree From Asset Held In Trust Account [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Revenue of acquire since acquisition date	122
Bridgetown 2 Holdings Limited [Member] | Major Contribution Of Acquiree Through Private Placement Of Common Stock [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Revenue of acquire since acquisition date	$ 132